ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                  A & C Shares

    Supplement dated April 20, 2009 to the Prospectus dated October 1, 2008.

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On March 31, 2009, the U.S. Department of the Treasury announced that it would extend the Temporary Guarantee Program for Money Market Funds (the "Program") until September 18, 2009. The Allegiant Money Market Funds listed above (the "Funds") have elected to continue to participate in the Program. The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of a Fund, if the Fund's market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. THE NUMBER OF COVERED SHARES IS THE LESSER OF THE NUMBER OF SHARES OWNED ON SEPTEMBER 19, 2008 OR THE NUMBER OF SHARES OWNED ON THE DATE WHEN THE PAYMENT IS TRIGGERED. Shares acquired by investors after the close of business on September 19, 2008 generally are not eligible for protection under the Program, unless such shares meet the requirements for replacing prior covered shares.

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund, which, as of February 28, 2009, total approximately $50 billion.

Participation in the extension of the Program (i.e., until September 18, 2009) requires a payment to the U.S. Department of Treasury in the amount of 0.015% based on the net asset value of each Fund as of September 19, 2008. Each Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Funds.

Any questions regarding the Funds' participation in the Program should be addressed directly to your Fund according to the contact information provided in your Fund's prospectus.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                   SP-MMAC1-0409

                                 ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                    I Shares

    Supplement dated April 20, 2009 to the Prospectus dated October 1, 2008.

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On March 31, 2009, the U.S. Department of the Treasury announced that it would extend the Temporary Guarantee Program for Money Market Funds (the "Program") until September 18, 2009. The Allegiant Money Market Funds listed above (the "Funds") have elected to continue to participate in the Program. The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of a Fund, if the Fund's market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. THE NUMBER OF COVERED SHARES IS THE LESSER OF THE NUMBER OF SHARES OWNED ON SEPTEMBER 19, 2008 OR THE NUMBER OF SHARES OWNED ON THE DATE WHEN THE PAYMENT IS TRIGGERED. Shares acquired by investors after the close of business on September 19, 2008 generally are not eligible for protection under the Program, unless such shares meet the requirements for replacing prior covered shares.

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund, which, as of February 28, 2009, total approximately $50 billion.

Participation in the extension of the Program (i.e., until September 18, 2009) requires a payment to the U.S. Department of Treasury in the amount of 0.015% based on the net asset value of each Fund as of September 19, 2008. Each Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Funds.

Any questions regarding the Funds' participation in the Program should be addressed directly to your Fund according to the contact information provided in your Fund's prospectus.





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                                                     SP-MMI-0409